GLB-Q1

Quarterly Report
February 28, 2026
MFS®  Global Opportunistic
Bond Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031		$278,000	$303,874
Boeing Co., 5.805%, 5/01/2050		1,072,000	1,076,331
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		639,000	683,530
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	752,803
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$2,802,000	2,878,161
			$5,694,699
Asset-Backed & Securitized – 5.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.991%, 11/15/2054 (i)		$11,566,261	$395,983
AA Bond Co. Ltd., 5.5%, 7/31/2032	GBP	488,000	663,097
ACREC 2021-FL1 Ltd., “C”, FLR, 5.931% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$2,557,500	2,558,089
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		2,505,661	2,530,392
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		2,174,414	2,182,164
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		1,068,142	1,078,365
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.658% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,399,986
AREIT 2022-CRE6 Trust, “C”, FLR, 5.81% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	527,965
AREIT 2022-CRE6 Trust, “D”, FLR, 6.509% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	559,384
Arqiva Broadcast Finance PLC, 4.882%, 12/31/2032	GBP	485,333	633,102
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.169% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$3,802,743	3,803,196
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		1,374,621	57,539
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)		8,729,198	415,313
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)		14,325,822	862,331
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.737%, 7/15/2053 (i)		10,033,782	521,111
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)		6,333,935	248,169
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		19,178,916	592,918
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		19,618,999	891,118
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)		20,331,545	960,993
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.5% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	942,643
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.05% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	755,260
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		960,119	993,409
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		56,947	59,336
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		745,414	756,268
BX Trust, 2024-PURE, “A”, FLR, 4.192% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,959,731	1,438,934
Cathedral Lake VI Ltd., FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		$1,783,838	1,783,760
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		375,063	317,844
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		244,084	245,199
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		683,449	687,155
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)		7,721,661	213,813
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		11,235,130	397,215
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)		9,331,886	366,384
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		1,580,784	1,587,892
ELM Trust, 2024-ELM, “C10”, 5.777%, 6/10/2039 (n)		194,910	195,662
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)		100,000	100,172
Empire District Bondco LLC, 4.943%, 1/01/2033		1,210,429	1,226,926
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		239,788	240,510
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		334,278	335,581
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		1,239,000	1,242,379
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		606,933	620,717
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	155,068
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	153,470
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.915% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		662,641	661,980
KREF 2021-FL2 Ltd., “B”, FLR, 5.429% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,150,153
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.774% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,393,804
MF1 2022-FL8 Ltd., “C”, FLR, 5.867% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,124,737
MF1 2024-FL14 LLC, “B”, FLR, 6.349% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	849,262
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)		5,581,677	238,672

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		$15,509,699	$571,542
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		654,906	659,180
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,481,505	1,491,741
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		316,677	319,510
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,053,450	1,066,963
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)		744,824	750,156
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.017% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		1,353,576	1,362,134
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.581% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,220,928
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)		238,000	237,605
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,134,786
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.364% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		1,297,029	1,297,029
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		736,531	740,551
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		461,331	461,747
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.48%, 4/15/2054 (i)		9,099,642	497,854
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)		15,214,226	891,608
			$57,818,754
Automotive – 0.8%
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$1,941,000	$1,921,610
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		514,000	529,483
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	590,000	699,047
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		$539,000	554,286
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		483,000	492,186
Hyundai Capital America, 5.25%, 1/08/2027 (n)		248,000	250,672
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	887,100
Hyundai Capital America, 4.5%, 9/18/2030 (n)		288,000	290,767
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,928,000	2,081,124
Volkswagen Bank GmbH , 3.75%, 12/10/2032	EUR	400,000	479,207
			$8,185,482
Broadcasting – 0.6%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	1,818,000	$2,043,440
Omnicom Finance Holdings PLC, 3.85%, 5/02/2034 (w)	EUR	1,200,000	1,416,363
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		$2,181,000	2,232,049
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		1,076,000	1,035,145
			$6,726,997
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		$1,076,000	$1,076,323
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		521,000	536,009
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		2,258,000	2,271,482
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		903,000	888,096
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	308,693
Low Income Investment Fund, 3.711%, 7/01/2029		555,000	539,915
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,333,000	1,314,878
LPL Holdings, Inc., 5.65%, 3/15/2035		385,000	390,650
LPL Holdings, Inc., 5.75%, 6/15/2035		135,000	137,903
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	770,000	903,123
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$755,000	778,715
The Carlyle Group, Inc., 5.05%, 9/19/2035		1,128,000	1,114,316
			$10,260,103
Building – 0.9%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,972,000	$2,064,729
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	780,000	1,045,020
Ferguson Enterprises, Inc., 5%, 10/03/2034		$956,000	971,206
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		406,000	414,653

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		$404,000	$414,647
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		1,450,000	1,105,512
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		2,362,000	2,454,822
Vulcan Materials Co., 3.5%, 6/01/2030		779,000	761,835
Vulcan Materials Co., 5.7%, 12/01/2054		438,000	441,725
			$9,674,149
Business Services – 0.6%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	1,814,000	$2,274,248
Experian Finance PLC, 3.51%, 12/15/2033		720,000	855,394
Experian Finance PLC, 3.375%, 10/10/2034		1,010,000	1,180,192
Fiserv, Inc., 4.4%, 7/01/2049		$678,000	536,495
Paychex, Inc., 5.1%, 4/15/2030		312,000	318,632
Paychex, Inc., 5.35%, 4/15/2032		770,000	789,676
Visa, Inc., 3.875%, 5/15/2044	EUR	430,000	508,263
			$6,462,900
Cable TV – 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		$2,892,000	$2,646,627
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		609,000	636,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		508,000	482,360
Comcast Corp., 6.05%, 5/15/2055		764,000	782,301
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	1,511,000	1,806,465
Videotron Ltd., 3.625%, 6/15/2029 (n)		$965,000	943,565
			$7,297,460
Chemicals – 0.5%
Arkema S.A., 3.5%, 9/12/2034	EUR	700,000	$819,084
FIS Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)		1,600,000	1,908,204
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)		1,590,000	1,936,405
Maxam Prill S.à r.l., 6%, 7/15/2030		450,000	548,039
			$5,211,732
Computer Software – 0.6%
Fair Isaac Corp., 6%, 5/15/2033 (n)		$2,836,000	$2,866,561
Microsoft Corp., 2.525%, 6/01/2050		515,000	320,655
Microsoft Corp., 2.675%, 6/01/2060		607,000	351,428
Oracle Corp., 4.95%, 2/04/2031		625,000	623,720
Oracle Corp., 5.35%, 5/04/2033		558,000	559,881
Oracle Corp., 5.7%, 2/04/2036		496,000	496,278
Oracle Corp., 4%, 7/15/2046		443,000	309,038
Sage Group PLC, 3.821%, 2/25/2033	EUR	240,000	283,426
Sage Group PLC, 2.875%, 2/08/2034	GBP	614,000	704,771
			$6,515,758
Conglomerates – 0.7%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	590,000	$705,603
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		$2,313,000	2,301,435
nVent Finance S.à r.l., 5.65%, 5/15/2033		300,000	317,037
Regal Rexnord Corp., 6.05%, 4/15/2028		669,000	693,701
Regal Rexnord Corp., 6.4%, 4/15/2033		256,000	278,356
Smiths Group PLC, 3.625%, 11/13/2033	EUR	930,000	1,098,630
Veralto Corp., 4.15%, 9/19/2031		649,000	798,043
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$670,000	710,495
Westinghouse Air Brake Technologies Corp., 5.5%, 5/29/2035		635,000	668,258
			$7,571,558
Construction – 0.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,812,000	$1,871,287

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.7%
Acushnet Co., 5.625%, 12/01/2033 (n)		$2,551,000	$2,596,321
L'Oréal S.A., 5%, 5/20/2035 (n)		563,000	585,483
Newell Brands, Inc., 6.375%, 5/15/2030		1,913,000	1,918,867
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		2,865,000	2,679,161
			$7,779,832
Consumer Services – 0.6%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$589,540
Amber Finco PLC, 6.625%, 7/15/2029		1,650,000	2,035,023
Booking Holdings, Inc., 3%, 11/07/2030		930,000	1,097,935
Booking Holdings, Inc., 3.25%, 11/21/2032		810,000	949,702
Booking Holdings, Inc., 4.125%, 5/09/2038		470,000	561,644
Eurofins Scientific SE, 3.875%, 2/05/2033		230,000	274,906
Pluxee N.V., 3.75%, 9/04/2032		700,000	836,426
			$6,345,176
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$540,533
Electronics – 0.2%
Broadcom, Inc., 4.55%, 2/15/2032		$550,000	$557,428
Broadcom, Inc., 5.2%, 7/15/2035		518,000	535,360
Broadcom, Inc., 5.7%, 1/15/2056		602,000	618,175
Intel Corp., 5.7%, 2/10/2053		560,000	531,855
			$2,242,818
Emerging Market Quasi-Sovereign – 2.5%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,958,000	$2,074,197
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,494,000	1,601,613
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	760,000	918,313
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$494,618	510,885
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		628,000	643,072
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		615,000	637,045
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		656,000	673,290
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		2,465,000	2,303,286
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,094,440
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,724,579
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		1,460,000	1,555,716
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		1,418,000	1,469,192
OCP S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	638,516
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,124,287
Petroleos Mexicanos, 10%, 2/07/2033		748,000	875,725
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,267,330
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,740,000	1,833,472
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		1,084,000	1,083,889
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		1,196,000	1,197,615
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,481,000	1,602,547
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,082,084
			$25,911,093
Emerging Market Sovereign – 22.2%
Czech Republic, 3.5%, 5/30/2035	CZK	29,030,000	$1,338,874
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$769,000	782,373
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,222,702
Federative Republic of Brazil, 10%, 1/01/2035	BRL	111,969,000	18,242,589
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	12,680,000	15,522,551
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)		4,330,000	5,155,693
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		3,954,000	4,705,218
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		$3,134,000	3,147,977

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Thailand, 3.45%, 6/17/2043	THB	128,600,000	$4,729,896
Kingdom of Thailand, 2.98%, 6/17/2045		82,600,000	2,832,596
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	147,528,000	4,043,545
Oriental Republic of Uruguay, 9.75%, 7/20/2033		93,420,000	2,770,654
Oriental Republic of Uruguay, 8%, 10/29/2035		125,763,733	3,432,298
People's Republic of China, 3.13%, 11/21/2029	CNY	65,610,000	10,208,841
People's Republic of China, 1.43%, 1/25/2030		103,790,000	15,107,088
People's Republic of China, 1.63%, 10/25/2030		27,300,000	3,994,018
People's Republic of China, 2.88%, 2/25/2033		103,660,000	16,359,369
People's Republic of China, 1.83%, 8/25/2035		33,000,000	4,818,407
Republic of Bulgaria, 5%, 3/05/2037		$1,192,000	1,204,015
Republic of Chile, 4.7%, 9/01/2030	CLP	6,745,000,000	7,677,872
Republic of Chile, 2.55%, 7/27/2033		$452,000	396,585
Republic of Chile, 4.34%, 3/07/2042		1,000,000	914,850
Republic of Costa Rica, 7.3%, 11/13/2054		2,404,000	2,737,675
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		747,000	815,744
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,521,000	1,810,045
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,620,102
Republic of Hungary, 5.5%, 6/16/2034		1,534,000	1,575,183
Republic of Hungary, 6%, 9/26/2035 (n)		1,460,000	1,536,577
Republic of Korea, 1.875%, 6/10/2029	KRW	15,314,110,000	10,236,819
Republic of Korea, 2.5%, 9/10/2030		34,500,000,000	23,178,876
Republic of Korea, 1.5%, 12/10/2030		24,350,000,000	15,562,866
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	778,646
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,939,889
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,611,498
Republic of Peru, 6.85%, 8/12/2035	PEN	29,090,000	9,279,455
Republic of Poland, 5.375%, 2/12/2035		$1,476,000	1,548,121
Republic of Romania, 6.375%, 1/30/2034		2,014,000	2,133,334
Republic of Romania, 3.75%, 2/07/2034	EUR	1,386,000	1,518,193
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	702,169
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,926,000	2,072,186
Republic of South Africa, 8.75%, 2/28/2048	ZAR	241,589,000	15,376,553
Republic of South Africa, 7.25%, 12/11/2055 (n)		$200,000	200,097
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,917,573
United Mexican States, 7.5%, 5/26/2033	MXN	76,600,000	4,241,155
United Mexican States, 6.125%, 2/09/2038		$975,000	987,041
			$232,987,808
Energy - Independent – 0.7%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		$1,038,000	$1,048,940
Chord Energy Corp., 6%, 10/01/2030 (n)		2,048,000	2,092,033
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		2,059,000	2,051,040
Occidental Petroleum Corp., 6.45%, 9/15/2036		777,000	846,350
Pioneer Natural Resources Co., 2.15%, 1/15/2031		596,000	548,545
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		670,000	685,104
			$7,272,012
Energy - Integrated – 0.4%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	$583,572
BP Capital Markets PLC, 6%, 2/19/2173	GBP	880,000	1,221,065
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	1,010,000	893,165
Orlen S.A., 6%, 1/30/2035		$1,790,000	1,905,421
			$4,603,223
Entertainment – 0.8%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	1,619,000	$2,296,394
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$595,000	613,324
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		494,000	511,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		$326,000	$332,968
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,424,000	1,447,765
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		765,000	774,558
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		977,000	996,696
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		1,775,000	1,773,543
			$8,747,003
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$1,002,062
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		583,000	584,396
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		2,391,000	2,511,210
Fastighets AB Balder, 3.625%, 8/25/2031	EUR	600,000	711,582
Fastighets AB Balder, 4%, 2/19/2032		410,000	493,076
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$366,000	373,966
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		390,000	420,807
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	557,568
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		2,437,000	2,439,700
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,358,475
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,287,927
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		700,000	836,021
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$1,509,000	1,535,089
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		2,025,000	2,001,536
			$16,113,415
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$554,000	$532,957
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	230,000	267,796
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$697,000	701,919
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,330,000	1,353,040
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	949,934
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		2,125,000	2,188,839
Flowers Foods, Inc., 5.75%, 3/15/2035		465,000	460,686
Flowers Foods, Inc., 6.2%, 3/15/2055		229,000	200,293
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		426,000	436,011
Heineken N.V., 3.505%, 5/03/2034	EUR	1,180,000	1,406,669
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032		$542,000	512,948
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		697,000	715,254
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		419,000	442,736
Kraft Heinz Foods Co., 4.375%, 6/01/2046		845,000	693,575
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	800,000	948,661
Magnum ICC Finance B.V., 4%, 11/26/2037		620,000	730,692
Mars, Inc., 4.8%, 3/01/2030 (n)		$380,000	390,638
Mars, Inc., 5.2%, 3/01/2035 (n)		998,000	1,033,392
Mars, Inc., 5.7%, 5/01/2055 (n)		915,000	927,859
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	590,000	660,904
			$15,554,803
Forest & Paper Products – 0.4%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$1,097,000	$1,092,586
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	800,000	949,717
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031		250,000	299,298
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		$1,430,000	1,530,057
			$3,871,658
Gaming & Lodging – 0.5%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	1,850,000	$2,309,241
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$1,439,000	1,434,876
Las Vegas Sands Corp., 3.9%, 8/08/2029		1,225,000	1,198,848
			$4,942,965

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$826,000	$837,910
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	431,000	528,126
Multiversity S.p.A., 7.125%, 5/17/2031		1,625,000	1,991,196
WSP Global, Inc., 5.548%, 11/22/2030	CAD	1,092,000	868,692
			$4,225,924
Insurance – 0.6%
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	1,090,000	$1,335,389
Corebridge Financial, Inc., 4.35%, 4/05/2042		$978,000	833,033
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		978,000	985,246
Mapfre S.A., 3.125%, 1/20/2032	EUR	800,000	951,351
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$850,000	917,131
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		872,000	948,077
			$5,970,227
Insurance - Health – 0.3%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	240,000	$327,904
Elevance Health, Inc., 5.375%, 6/15/2034		$495,000	515,274
Humana, Inc., 5.375%, 4/15/2031		404,000	416,352
Humana, Inc., 5.55%, 5/01/2035		1,076,000	1,094,920
UnitedHealth Group, Inc., 5.15%, 7/15/2034		913,000	943,462
			$3,297,912
Insurance - Property & Casualty – 1.3%
American International Group, Inc., 5.125%, 3/27/2033		$752,000	$775,062
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	169,650
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		347,000	382,654
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	598,915
Asurion LLC, 8%, 12/31/2032 (n)		2,324,000	2,440,916
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,350,000	2,357,708
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,284,000	957,608
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$801,000	835,396
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		872,000	904,066
Hub International Ltd., 7.25%, 6/15/2030 (n)		2,129,000	2,195,966
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	1,030,000	1,206,612
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		$521,000	536,036
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		546,000	523,191
			$13,883,780
International Market Quasi-Sovereign – 1.1%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	500,000	$592,679
Belfius Bank S.A., 4%, 4/29/2038		400,000	475,211
Electricite de France S.A., 4.625%, 1/25/2043		600,000	722,104
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	818,241
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		630,000	757,899
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	772,682
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		885,000	1,068,210
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	756,413
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	1,420,000	1,707,969
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	797,078
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	730,000	864,580
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,030,000	1,068,892
Swisscom Finance B.V., 3.625%, 11/17/2037		1,360,000	1,604,868
			$12,006,826
International Market Sovereign – 17.7%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	28,814,000	$15,816,494
Commonwealth of Australia, 3%, 3/21/2047		5,529,000	2,875,882
Federal Republic of Germany, 2.6%, 8/15/2035	EUR	2,325,000	2,744,140

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	690,000	$694,120
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	465,658
Government of Bermuda, 5%, 7/15/2032 (n)		2,566,000	2,613,471
Government of Canada, 2.75%, 12/01/2055	CAD	6,365,000	3,921,284
Government of Japan, 1.3%, 9/20/2030	JPY	1,224,000,000	7,752,745
Government of Japan, 0.2%, 6/20/2036		991,000,000	5,192,811
Government of Japan, 1.1%, 6/20/2043		701,000,000	3,446,263
Government of Japan, 0.4%, 3/20/2050		2,094,050,000	7,110,102
Government of Japan, 0.7%, 12/20/2051		1,102,000,000	3,847,844
Government of Japan, 2.4%, 3/20/2055		1,278,000,000	6,750,285
Government of New Zealand, 4.5%, 5/15/2030	NZD	6,576,000	4,083,188
Government of New Zealand, 1.5%, 5/15/2031		13,859,000	7,423,297
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	4,373,000	5,242,629
Kingdom of Spain, 3.9%, 7/30/2039 (n)		10,596,000	13,237,618
Republic of France, 2.7%, 2/25/2031 (n)		9,185,000	10,932,755
Republic of France, 3.5%, 11/25/2035 (n)		4,500,000	5,438,113
Republic of France, 4.1%, 5/25/2046 (n)		4,412,000	5,346,521
Republic of France, 3.25%, 5/25/2055 (n)		6,990,000	6,979,642
Republic of Iceland, 5%, 11/15/2028	ISK	460,500,000	3,605,244
Republic of Iceland, 6.5%, 1/24/2031		415,500,000	3,371,694
Republic of Italy, 2.85%, 2/01/2031	EUR	5,724,000	6,847,718
Republic of Italy, 1.45%, 3/01/2036		16,003,000	16,014,495
Republic of Italy, 4.1%, 4/30/2046 (n)		3,792,000	4,595,788
Republic of Italy, 4.3%, 10/01/2054 (n)		4,393,000	5,322,173
State of Israel, 5%, 1/13/2036		$2,092,000	2,083,175
United Kingdom Treasury, 4%, 10/22/2031	GBP	5,843,882	7,935,124
United Kingdom Treasury, 4.5%, 3/07/2035		5,100,000	7,008,180
United Kingdom Treasury, 1.25%, 10/22/2041		1,826,000	1,522,031
United Kingdom Treasury, 1.5%, 7/22/2047		7,255,000	5,323,336
			$185,543,820
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	324,000	$359,077
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	620,000	$731,900
Province of British Columbia, 2.95%, 6/18/2050	CAD	1,117,000	634,226
			$1,366,126
Machinery & Tools – 0.4%
CNH Industrial N.V., 3.875%, 9/03/2035	EUR	1,330,000	$1,570,100
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$2,106,000	2,189,535
			$3,759,635
Major Banks – 3.8%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$268,000	$274,578
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	809,255
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		1,347,000	1,410,956
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		724,000	727,821
Ceska Sporitelna A.S., 3.657% to 2/11/2032, FLR (EURIBOR - 3mo. + 1.05%) to 2/11/2033	EUR	600,000	712,581
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,568,371
Credit Agricole S.A., 3.875%, 2/16/2038	EUR	800,000	945,698
Danske Bank A.S., 1.549% to 6/09/2028, FLR (EUR ICE Swap Rate - 1yr. + 0.88%) to 9/10/2027 (n)		$771,000	761,804
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		926,000	946,366
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		545,000	555,066
Erste Group Bank AG, 3.75%, 4/21/2036	EUR	600,000	710,837
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$769,000	781,519
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		794,000	802,231
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		821,000	826,775

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		$718,000	$740,851
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	771,819
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,125,500
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	810,000	953,935
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$1,319,000	1,387,388
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		352,000	251,438
Lloyds Banking Group PLC, 3.75%, 2/12/2037	EUR	690,000	818,441
mBank S.A., 4.034%, 9/27/2030		700,000	854,666
mBank S.A., 3.771%, 3/03/2032		100,000	119,054
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		$912,000	934,145
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,644,648
Morgan Stanley, 3.149%, 11/07/2031	EUR	1,060,000	1,252,900
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		$1,324,000	1,382,824
Nationwide Building Society, 4%, 7/30/2035	EUR	670,000	808,696
Nationwide Building Society, 3.854%, 2/03/2037		780,000	930,521
NatWest Group PLC, 3.632% to 9/03/2033, FLR (EURIBOR - 3mo. + 1.161%) to 9/03/2034		1,680,000	1,994,676
NatWest Markets PLC, 3.125%, 1/13/2031		900,000	1,072,177
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$774,000	821,486
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		791,000	832,504
UBS Group AG, 3.125%, 2/13/2031	EUR	890,000	1,054,133
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,447,000	1,309,177
UBS Group AG, 5.58%, 5/09/2036 (n)		270,000	281,065
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		1,182,000	1,075,581
Unicaja Banco S.A., 3.5%, 6/30/2031	EUR	500,000	599,973
UniCredit S.p.A., 2.875%, 7/15/2030		1,430,000	1,694,011
UniCredit S.p.A., 3.725%, 6/10/2035		1,300,000	1,559,354
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$554,000	551,137
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		365,000	378,676
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		743,000	697,726
			$39,732,360
Medical & Health Technology & Services – 1.6%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$2,048,000	$2,114,249
Baxter International, Inc., 4.9%, 12/15/2030		251,000	252,591
Baxter International, Inc., 5.65%, 12/15/2035		318,000	323,367
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		2,294,000	2,204,149
Concentra, Inc., 6.875%, 7/15/2032 (n)		2,190,000	2,286,673
Encompass Health Corp., 4.75%, 2/01/2030		2,658,000	2,644,028
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	1,933,000	2,324,803
HCA, Inc., 5.45%, 9/15/2034		$125,000	129,789
HCA, Inc., 5.125%, 6/15/2039		430,000	419,380
HCA, Inc., 5.7%, 11/15/2055		507,000	488,123
ICON Investments Six DAC, 5.809%, 5/08/2027		524,000	528,684
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	330,730
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		1,118,000	708,475
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		560,000	568,947
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035	EUR	680,000	813,514
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$1,007,000	1,018,384
			$17,155,886
Medical Equipment – 0.1%
Abbott Laboratories, 4.65%, 3/15/2036 (w)		$1,143,000	$1,143,344
Metals & Mining – 0.6%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	1,360,000	$1,613,561
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		$2,244,000	2,311,113
Glencore Finance Co., 5.55%, 10/25/2042 (n)		65,000	65,125
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		773,000	803,398

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Samarco Mineracao S.A., 4%(4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		$1,690,155	$1,695,854
			$6,489,051
Midstream – 1.7%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$2,660,000	$2,701,581
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035		968,000	1,004,523
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		785,000	856,101
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	1,013,538
Energy Transfer LP, 5.95%, 5/15/2054		738,000	712,476
Pembina Pipeline Corp., 5.22%, 6/28/2033	CAD	706,000	556,690
Pembina Pipeline Corp., 4.81%, 3/25/2044		1,162,000	828,295
Plains All American Pipeline LP, 5.7%, 9/15/2034		$734,000	766,579
Plains All American Pipeline LP, 5.6%, 1/15/2036		426,000	436,726
Sunoco LP, 7.25%, 5/01/2032 (n)		2,627,000	2,775,646
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,807,000	1,873,344
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		1,067,000	1,096,560
Targa Resources Corp., 4.2%, 2/01/2033		241,000	234,046
Targa Resources Corp., 4.95%, 4/15/2052		695,000	602,309
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,500,000	1,539,127
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,053,000	1,078,311
			$18,075,852
Mortgage-Backed – 7.0%
Fannie Mae, 5%, 8/01/2040		$229,139	$234,514
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		141,831	141,317
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		987,521	999,178
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		509,941	491,895
Fannie Mae, 2%, 9/25/2050 (i)		1,043,618	140,393
Fannie Mae, 4%, 9/25/2050 (i)		1,364,774	261,060
Fannie Mae, 2.5%, 2/25/2051 (i)		620,091	88,575
Fannie Mae, 4.567%, 12/25/2053		1,341,826	1,349,184
Fannie Mae, 5.067%, 12/25/2054		1,107,770	1,120,332
Fannie Mae, 5.117%, 1/25/2055		1,735,221	1,756,203
Fannie Mae, 4.867%, 10/25/2055		3,003,667	3,030,579
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2054		2,616,226	2,667,834
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		151,926	145,882
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 6/01/2052		4,899,953	4,271,918
Fannie Mae, UMBS, 2%, 5/01/2051 - 2/01/2052		2,266,087	1,885,900
Fannie Mae, UMBS, 3%, 10/01/2051 - 6/01/2052		2,113,730	1,919,642
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053		3,717,962	3,615,788
Fannie Mae, UMBS, 6%, 8/01/2053		296,434	305,537
Fannie Mae, UMBS, 4.5%, 2/01/2055		766,552	758,492
Freddie Mac, 0.192%, 9/25/2026 (i)		62,189,000	91,723
Freddie Mac, 1.373%, 3/25/2027 (i)		1,517,000	18,983
Freddie Mac, 0.294%, 2/25/2028 (i)		46,151,000	273,306
Freddie Mac, 0.103%, 4/25/2028 (i)		46,683,000	144,745
Freddie Mac, 0.107%, 5/25/2028 (i)		47,225,000	157,075
Freddie Mac, 0.558%, 1/25/2030 (i)		4,837,510	100,305
Freddie Mac, 1.796%, 4/25/2030 (i)		2,395,024	157,928
Freddie Mac, 1.839%, 4/25/2030 (i)		2,589,254	177,734
Freddie Mac, 1.666%, 5/25/2030 (i)		3,408,930	216,765
Freddie Mac, 1.798%, 5/25/2030 (i)		7,523,890	519,768
Freddie Mac, 1.34%, 6/25/2030 (i)		3,170,959	164,275
Freddie Mac, 1.597%, 8/25/2030 (i)		2,931,170	185,606
Freddie Mac, 1.168%, 9/25/2030 (i)		1,901,519	90,949
Freddie Mac, 1.079%, 11/25/2030 (i)		3,948,102	181,094
Freddie Mac, 0.319%, 1/25/2031 (i)		15,563,931	189,370
Freddie Mac, 0.509%, 3/25/2031 (i)		20,261,391	427,327

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.937%, 7/25/2031 (i)		$5,068,698	$233,172
Freddie Mac, 0.535%, 9/25/2031 (i)		21,590,988	577,192
Freddie Mac, 0.567%, 12/25/2031 (i)		5,486,706	152,590
Freddie Mac, 0.154%, 11/25/2032 (i)		33,028,344	407,358
Freddie Mac, 0.905%, 9/25/2034 (i)		5,029,953	341,879
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		441,609	447,953
Freddie Mac, 5%, 7/01/2041 - 11/01/2054		192,525	198,804
Freddie Mac, 4%, 4/01/2044		22,848	22,680
Freddie Mac, 2.5%, 11/25/2050 (i)		1,840,339	307,335
Freddie Mac, 3%, 10/25/2052 (i)		635,969	102,132
Freddie Mac, 4.967%, 8/25/2054		2,086,818	2,107,726
Freddie Mac, 5.167%, 12/25/2054		1,944,374	1,970,914
Freddie Mac, 7.617%, 9/25/2055		882,306	921,008
Freddie Mac, 2.327%, 8/15/2057 (i)		742,707	108,627
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 11/01/2054		993,079	1,041,375
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 12/01/2054		952,895	951,409
Freddie Mac, UMBS, 3%, 6/01/2050 - 2/01/2053		4,841,508	4,390,316
Freddie Mac, UMBS, 2%, 9/01/2051 - 3/01/2052		280,426	233,104
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053		3,009,807	2,623,104
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054		2,697,004	2,719,261
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053		532,257	517,804
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053		1,269,922	1,297,156
Freddie Mac, UMBS, 6%, 12/01/2052 - 10/01/2053		871,221	900,007
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052		1,754,001	1,550,011
Ginnie Mae, 2%, 1/20/2052 - 2/20/2052		1,959,637	1,660,439
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052		2,221,982	2,040,152
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		853,895	829,248
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053		1,423,091	1,435,516
Ginnie Mae, 5.5%, 2/20/2053 - 12/20/2054		1,122,071	1,145,654
Ginnie Mae, 5.062%, 9/20/2053		1,482,328	1,512,292
Ginnie Mae, 4.961%, 10/20/2053		1,004,491	1,016,235
Ginnie Mae, 5.012%, 10/20/2053		1,008,534	1,021,532
Ginnie Mae, 4.862%, 12/20/2053		1,638,744	1,654,407
Ginnie Mae, 4.712%, 10/20/2054		916,298	921,170
Ginnie Mae, 4.912%, 4/20/2055		1,724,721	1,747,027
Ginnie Mae, 7.612%, 5/20/2055		867,531	890,155
Ginnie Mae, 6.083%, 6/20/2055		1,211,918	1,244,028
Ginnie Mae, 6.157%, 6/20/2055		967,560	971,563
Ginnie Mae, 1.688%, 7/20/2055 (i)		1,901,783	96,652
Ginnie Mae, 4.462%, 8/20/2065		1,446,536	1,449,945
Ginnie Mae, TBA, 3.5%, 4/21/2056		2,000,000	1,870,757
			$73,910,865
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$460,000	$451,943
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	734,721
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	2,061,448
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,575,000	1,627,698
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	905,409
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	835,280
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	740,647
			$7,357,146
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$1,062,000	$1,138,740
ENGIE S.A., 3.25%, 1/11/2032	EUR	900,000	1,071,278
Vier Gas Transport GmbH, 3.375%, 11/11/2031		1,000,000	1,195,063

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – continued
Vier Gas Transport GmbH, 3.625%, 9/08/2033	EUR	900,000	$1,074,049
			$4,479,130
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$1,626,566
Iliad Holding S.A.S., 6.875%, 4/15/2031		650,000	817,686
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$1,128,000	1,166,175
NTT Finance Corp., 3.678%, 7/16/2033	EUR	350,000	421,182
NTT Finance Corp., 3.619%, 3/04/2035 (w)		1,210,000	1,428,936
NTT Finance Corp., 4.091%, 7/16/2037		262,000	317,666
			$5,778,211
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$512,000	$539,298
Other Banks & Diversified Financials – 1.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$2,001,529
AIB Group PLC, 3.75%, 3/20/2033	EUR	680,000	822,782
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$700,000	745,933
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		597,000	656,895
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,341,826
BPCE S.A., 4.125% to 2/27/2038, FLR (EURIBOR - 3mo. + 1.27%) to 2/27/2039	EUR	600,000	715,211
CaixaBank S.A., 3.75%, 1/27/2036		600,000	714,282
CaixaBank S.A. , 3.375%, 6/26/2035		500,000	590,046
Commerzbank AG, 3.75%, 6/06/2034		600,000	716,420
Commerzbank AG, 3.875%, 10/15/2035		400,000	477,743
Deutsche Bank AG, 3%, 2/07/2031		800,000	947,800
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$369,000	371,704
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		1,189,000	1,272,094
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	891,741
			$12,266,006
Pharmaceuticals – 0.6%
AbbVie, Inc., 4.4%, 3/15/2033 (w)		$1,035,000	$1,039,341
AbbVie, Inc., 5.35%, 3/15/2044		488,000	489,276
AbbVie, Inc., 5.4%, 3/15/2054		611,000	600,052
BMS Ireland Capital Funding DAC, 3.363%, 11/10/2033	EUR	670,000	795,460
Eli Lilly & Co., 5.5%, 2/12/2055		$507,000	510,736
Merck & Co., Inc., 4.75%, 12/04/2035		1,011,000	1,020,207
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		493,000	524,593
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		733,000	791,395
			$5,771,060
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$1,547,000	$1,551,997
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		926,000	993,091
			$2,545,088
Printing & Publishing – 0.2%
Informa PLC, 3.375%, 6/09/2031	EUR	490,000	$579,736
News Corp., 3.875%, 5/15/2029 (n)		$1,156,000	1,127,770
			$1,707,506
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$1,252,000	$1,250,427
Union Pacific Corp., 3.25%, 2/05/2050		1,326,000	933,184
			$2,183,611

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$380,000	$376,996
COPT Defense Properties, 4.5%, 10/15/2030		266,000	267,161
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	840,379
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		235,000	217,023
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		457,000	478,739
Highwoods Realty LP, 5.35%, 1/15/2033		851,000	856,107
			$3,036,405
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$581,000	$538,776
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,261,000	2,321,683
			$2,860,459
Real Estate - Retail – 0.5%
Hammerson PLC, 3.5%, 4/15/2032	EUR	1,462,000	$1,724,093
Hammerson PLC, 5.875%, 10/08/2036	GBP	785,000	1,078,395
Klepierre S.A., 3.75%, 9/30/2037	EUR	500,000	591,577
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	1,260,109
STORE Capital Corp., REIT, 2.7%, 12/01/2031		62,000	55,465
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		1,043,000	1,030,704
			$5,740,343
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$1,547,000	$1,459,006
Retailers – 0.4%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$2,329,447	$2,574,045
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	900,000	1,060,669
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	861,117
			$4,495,831
Specialty Chemicals – 0.1%
Linde PLC, 3.4%, 2/14/2036	EUR	400,000	$469,708
Linde PLC, 3.75%, 11/20/2038		400,000	474,850
			$944,558
Specialty Stores – 0.3%
Carvana Co., 9%, 6/01/2031 (n)		$2,216,049	$2,430,414
DICK'S Sporting Goods, 4.1%, 1/15/2052		1,186,000	864,292
			$3,294,706
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,185,000	$2,292,696
Kroger Co., 5.5%, 9/15/2054		698,000	674,759
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	460,000	548,761
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	780,000	1,049,055
			$4,565,271
Telecommunications - Wireless – 0.8%
America Movil B.V., 3%, 9/30/2030	EUR	1,000,000	$1,185,590
T-Mobile USA, Inc., 3.875%, 4/15/2030		$657,000	651,949
T-Mobile USA, Inc., 3.2%, 2/19/2032	EUR	730,000	862,951
T-Mobile USA, Inc., 5.05%, 7/15/2033		$796,000	821,096
T-Mobile USA, Inc., 5.75%, 1/15/2034		247,000	264,038
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	1,590,000	1,830,080
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030		1,950,000	2,298,693
			$7,914,397

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.0%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	450,000	$496,797
Tobacco – 0.3%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,110,000	$1,359,417
Imperial Brands Finance PLC, 3.875%, 8/02/2033		680,000	806,546
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$859,000	897,028
			$3,062,991
Transportation - Services – 1.2%
Aeroporti di Roma S.p.A, 3.625%, 6/15/2032	EUR	870,000	$1,047,080
Aeroporti di Roma S.p.A, 3.625%, 2/17/2034		590,000	701,213
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034		600,000	712,274
Edge Finco PLC, 8.125%, 8/15/2031	GBP	1,814,000	2,618,924
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	735,514
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		473,000	499,049
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	560,000	761,012
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	860,000	1,018,757
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	430,000	579,955
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,665,558
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,433,195
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037		280,000	336,462
			$12,108,993
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$17,144,000	$15,846,815
U.S. Treasury Bonds, 4.875%, 8/15/2045		408,000	424,384
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		4,179,000	4,246,582
U.S. Treasury Notes, 3.625%, 9/30/2030		7,521,000	7,559,487
U.S. Treasury Notes, 4.25%, 5/15/2035		6,150,000	6,307,834
			$34,385,102
Utilities - Electric Power – 3.7%
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		$864,500	$787,748
AEP Transmission Co. LLC, 5.375%, 6/15/2035		749,000	782,722
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	342,145
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	790,654
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	215,725
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	156,976
Bruce Power LP, 2.68%, 12/21/2028	CAD	208,000	151,092
Bruce Power LP, 4.7%, 6/21/2031		510,000	393,826
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	931,265
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,853,000	2,702,772
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	1,372,000	1,662,712
ContourGlobal Power Holdings S.A., 5%, 2/28/2030		550,000	666,539
Duke Energy Florida LLC, 6.2%, 11/15/2053		$869,000	943,251
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	1,590,000	1,878,306
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,000,000	1,384,866
Elia Transmission Belgium S.A., 3.5%, 10/08/2035	EUR	900,000	1,059,943
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$1,165,000	1,061,502
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	930,000	1,251,737
Enel Finance International N.V., 5.5%, 6/15/2052 (n)		$299,000	283,522
Energuate Trust, 6.35%, 9/15/2035 (n)		1,020,000	1,039,412
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		239,000	256,480
Eversource Energy, 5.5%, 1/01/2034		544,000	564,682
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	459,551
Georgia Power Co., 4.95%, 5/17/2033		507,000	523,586
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		2,337,000	2,382,027
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	268,637
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	840,000	1,011,315

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$721,000	$740,612
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		657,000	684,194
Pacific Gas & Electric Co., 6.1%, 1/15/2029		245,000	257,309
Pacific Gas & Electric Co., 6.4%, 6/15/2033		220,000	239,698
PG&E Corp., 5.25%, 7/01/2030		2,855,000	2,857,364
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		917,000	883,397
PSEG Power LLC, 5.2%, 5/15/2030 (n)		1,026,000	1,058,797
Scottish Hydro Electric Transmission PLC, 3.375%, 11/02/2033	EUR	930,000	1,097,484
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$510,000	524,751
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	2,180,000	2,577,029
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$834,000	838,772
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		834,000	839,774
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	518,829
Xcel Energy, Inc., 5.6%, 4/15/2035		87,000	90,937
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,866,000	1,975,815
			$39,137,755
Utilities - Gas – 0.8%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$782,512
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,050,000	1,087,384
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	299,013
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,413,000	1,629,012
EP Infrastructure A.S., 4.125%, 2/27/2033		1,361,000	1,609,872
EP Infrastructure A.S., 4.375%, 1/29/2034		485,000	577,725
Spire, Inc., 4.6%, 9/01/2031		$1,309,000	1,319,549
Spire, Inc., 6.25%, 6/01/2056		1,016,000	1,022,631
			$8,327,698
Utilities - Other – 0.2%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	710,000	$851,437
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		680,000	800,279
			$1,651,716
Total Bonds			$1,033,232,987
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.7% (v)		14,793,163	$14,794,642

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
OTC Swaptions – 0.0%
iTraxx Europe Main Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 4/15/2026 @ 3.25%	Put	Citibank N.A.	$91,320,000	N/A	$322,187

Other Assets, Less Liabilities – 0.3%	2,783,060
Net Assets – 100.0%	$1,051,132,876

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,794,642 and
$1,033,555,174, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $319,434,307, representing 30.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 2/28/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,792,652	USD	2,545,999	Barclays Bank PLC	4/17/2026	$152,472
AUD	3,853,057	USD	2,594,782	HSBC Bank	4/17/2026	146,668
AUD	1,218,009	USD	850,094	NatWest Markets PLC	4/17/2026	16,519

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
CAD	641,006	USD	463,489	BNP Paribas	4/17/2026	$7,372
CAD	6,487,377	USD	4,695,480	Goldman Sachs International	4/17/2026	69,924
CAD	4,255,053	USD	3,076,365	Merrill Lynch International	4/17/2026	49,250
CAD	714,839	USD	519,229	State Street Corp.	4/17/2026	5,868
CNH	72,307,557	USD	10,426,017	Merrill Lynch International	4/17/2026	146,161
CZK	224,902,638	USD	10,780,374	HSBC Bank	4/17/2026	191,530
EUR	1,207,877	USD	1,416,760	Barclays Bank PLC	4/17/2026	13,786
EUR	1,458,558	USD	1,713,914	Citibank N.A.	4/17/2026	13,526
EUR	1,786,296	USD	2,114,123	HSBC Bank	4/17/2026	1,472
EUR	9,170,916	USD	10,722,992	JPMorgan Chase Bank N.A.	4/17/2026	138,560
EUR	2,345,310	USD	2,740,011	Merrill Lynch International	4/17/2026	37,651
EUR	589,477	USD	697,366	Morgan Stanley Capital Services LLC	4/17/2026	779
EUR	12,439,378	USD	14,592,902	State Street Corp.	4/17/2026	139,644
EUR	2,952,096	USD	3,485,117	UBS AG	4/17/2026	11,192
GBP	2,462,552	USD	3,310,172	Citibank N.A.	4/17/2026	8,983
GBP	3,228,230	USD	4,342,314	HSBC Bank	4/17/2026	8,860
INR	3,424,643	USD	37,039	JPMorgan Chase Bank N.A.	4/30/2026	435
JPY	858,505,775	USD	5,438,445	HSBC Bank	4/17/2026	81,634
JPY	390,978,412	USD	2,478,880	JPMorgan Chase Bank N.A.	4/17/2026	35,060
JPY	114,502,776	USD	728,994	State Street Corp.	4/17/2026	7,244
KRW	16,443,060,000	USD	11,258,225	Citibank N.A.	4/15/2026	189,236
KRW	11,415,818,405	USD	7,929,304	Citibank N.A.	4/16/2026	18,515
MXN	24,402,040	USD	1,357,366	Barclays Bank PLC	4/17/2026	53,669
NOK	1,302,273	USD	129,274	HSBC Bank	4/17/2026	7,649
NOK	107,246,635	USD	10,956,167	JPMorgan Chase Bank N.A.	4/17/2026	319,927
NZD	521,000	USD	301,546	Barclays Bank PLC	4/17/2026	11,539
SGD	34,237	USD	26,806	State Street Corp.	4/17/2026	353
TRY	27,736,885	USD	598,429	Barclays Bank PLC	4/17/2026	9,589
TRY	27,424,769	USD	591,599	JPMorgan Chase Bank N.A.	4/17/2026	9,577
TRY	55,161,654	USD	1,189,572	Merrill Lynch International	4/17/2026	19,622
TWD	164,208,263	USD	5,243,757	Barclays Bank PLC	4/15/2026	32,613
ZAR	11,801,263	USD	714,622	Goldman Sachs International	4/17/2026	23,948
USD	1,168,092	AUD	1,638,670	State Street Corp.	4/17/2026	2,179
USD	281,204	CLP	243,103,604	Citibank N.A.	5/15/2026	2,711
USD	710,787	EUR	600,000	Barclays Bank PLC	4/17/2026	179
USD	4,171,538	EUR	3,492,056	HSBC Bank	4/17/2026	35,730
USD	812,627	EUR	675,920	NatWest Markets PLC	4/17/2026	12,103
USD	6,608,065	EUR	5,531,654	State Street Corp.	4/17/2026	56,662
USD	1,038,904	GBP	760,116	Citibank N.A.	4/17/2026	14,381
USD	11,223,584	GBP	8,279,208	HSBC Bank	4/17/2026	64,441
USD	1,339,300	GBP	979,349	State Street Corp.	4/17/2026	19,284
USD	3,508,009	JPY	540,862,495	Citibank N.A.	4/17/2026	30,334
USD	5,313,198	JPY	808,152,577	State Street Corp.	4/17/2026	116,883
USD	5,009,072	KRW	7,178,000,000	JPMorgan Chase Bank N.A.	4/15/2026	11,834
USD	4,262,990	NZD	7,093,425	HSBC Bank	4/17/2026	341
USD	4,377,407	THB	135,240,000	Barclays Bank PLC	4/17/2026	14,009
						$2,361,898
Liability Derivatives
EUR	1,204,792	USD	1,427,365	Citibank N.A.	4/17/2026	$(473)
EUR	666,809	USD	798,838	JPMorgan Chase Bank N.A.	4/17/2026	(9,104)
EUR	6,820,094	USD	8,159,845	State Street Corp.	4/17/2026	(82,484)
GBP	1,138,704	USD	1,567,362	Goldman Sachs International	4/17/2026	(32,558)
GBP	921,161	USD	1,246,231	HSBC Bank	4/17/2026	(4,643)
GBP	531,737	USD	727,079	Merrill Lynch International	4/17/2026	(10,376)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
GBP	6,562,378	USD	8,892,977	State Street Corp.	4/17/2026	$(47,866)
IDR	1,180,112,817	USD	70,291	Merrill Lynch International	4/30/2026	(13)
JPY	73,632,726	USD	473,908	Goldman Sachs International	4/17/2026	(459)
JPY	454,737,598	USD	2,963,839	HSBC Bank	4/17/2026	(39,936)
JPY	24,808,897	USD	159,597	NatWest Markets PLC	4/17/2026	(79)
JPY	65,309,891	USD	420,267	State Street Corp.	4/17/2026	(333)
KRW	3,796,326,782	USD	2,643,682	Barclays Bank PLC	4/15/2026	(724)
NZD	691,862	USD	418,157	State Street Corp.	4/17/2026	(2,397)
SGD	13,540,799	USD	10,769,478	Merrill Lynch International	4/17/2026	(28,041)
SGD	6,596,543	USD	5,248,947	State Street Corp.	4/17/2026	(16,142)
USD	6,815,499	AUD	10,152,717	Barclays Bank PLC	4/17/2026	(408,160)
USD	5,750,848	AUD	8,173,682	State Street Corp.	4/17/2026	(64,727)
USD	1,030,130	BRL	5,476,204	Citibank N.A.	5/05/2026	(22,180)
USD	12,903,731	BRL	68,694,303	Goldman Sachs International	5/05/2026	(296,601)
USD	26,787,536	CAD	37,050,993	Merrill Lynch International	4/17/2026	(428,847)
USD	2,628,075	CAD	3,601,908	State Street Corp.	4/17/2026	(17,763)
USD	17,302	CHF	13,655	HSBC Bank	4/17/2026	(552)
USD	49,842,534	CNH	345,927,125	Goldman Sachs International	4/17/2026	(735,904)
USD	8,821,613	CZK	183,419,683	Citibank N.A.	4/17/2026	(126,540)
USD	1,352,737	CZK	27,799,654	State Street Corp.	4/17/2026	(3,472)
USD	8,896,875	EUR	7,535,110	Barclays Bank PLC	4/17/2026	(27,314)
USD	630,966	EUR	533,342	Goldman Sachs International	4/17/2026	(696)
USD	8,638,596	EUR	7,355,041	HSBC Bank	4/17/2026	(72,328)
USD	2,625,035	EUR	2,231,632	JPMorgan Chase Bank N.A.	4/17/2026	(17,993)
USD	1,209,490	EUR	1,031,807	Morgan Stanley Capital Services LLC	4/17/2026	(12,528)
USD	252,359,107	EUR	215,632,829	State Street Corp.	4/17/2026	(3,025,092)
USD	57,078,231	GBP	42,433,970	HSBC Bank	4/17/2026	(116,460)
USD	2,069,966	GBP	1,546,535	JPMorgan Chase Bank N.A.	4/17/2026	(14,533)
USD	654,426	GBP	487,049	Morgan Stanley Capital Services LLC	4/17/2026	(2,045)
USD	351,569	GBP	262,319	State Street Corp.	4/17/2026	(1,998)
USD	10,415,075	IDR	175,702,319,011	Merrill Lynch International	4/30/2026	(48,349)
USD	36,675,861	JPY	5,784,656,095	JPMorgan Chase Bank N.A.	4/17/2026	(518,720)
USD	54,773,923	KRW	79,689,485,138	Citibank N.A.	4/15/2026	(704,940)
USD	5,596,617	MXN	97,409,537	State Street Corp.	4/17/2026	(36,035)
USD	10,317,222	NOK	104,026,208	JPMorgan Chase Bank N.A.	4/17/2026	(620,271)
USD	1,773,367	NZD	3,074,970	HSBC Bank	4/17/2026	(74,473)
USD	5,906,692	NZD	10,187,203	State Street Corp.	4/17/2026	(215,099)
USD	10,437,930	SGD	13,377,251	Merrill Lynch International	4/17/2026	(173,771)
USD	10,392,937	THB	323,272,296	Barclays Bank PLC	4/17/2026	(37,157)
USD	3,219,654	THB	100,025,000	Chase Manhattan Bank	4/17/2026	(7,564)
USD	2,402,380	TRY	110,323,307	HSBC Bank	4/17/2026	(16,008)
USD	2,071,860	ZAR	33,628,798	Barclays Bank PLC	4/17/2026	(32,763)
USD	10,461,769	ZAR	172,510,392	Merrill Lynch International	4/17/2026	(334,609)
						$(8,491,120)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	585	$43,699,288	March – 2026	$1,543
Canadian Treasury Bond 10 yr	Long	CAD	62	5,583,432	June – 2026	18,905

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
Canadian Treasury Bond 5 yr	Long	CAD	152	$12,850,438	June – 2026	$46,348
Euro-BTP 10 yr	Long	EUR	65	9,435,371	March – 2026	190,313
Euro-Schatz 2 yr	Long	EUR	193	24,408,063	March – 2026	71,359
Long Gilt 10 yr	Long	GBP	17	2,146,213	June – 2026	18,267
U.S. Treasury Bond 30 yr	Long	USD	57	6,752,719	June – 2026	53,706
U.S. Treasury Note 10 yr	Long	USD	472	53,719,500	June – 2026	395,514
U.S. Treasury Note 2 yr	Long	USD	571	119,495,133	June – 2026	140,705
U.S. Treasury Note 5 yr	Long	USD	481	52,977,641	June – 2026	287,775
						$1,224,435
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	22	$3,053,396	March – 2026	$(12,532)
Euro-Bund 10 yr	Short	EUR	251	38,623,822	March – 2026	(411,013)
Euro-Buxl 30 yr	Short	EUR	76	10,224,810	March – 2026	(275,465)
U.S. Treasury Ultra Note 10 yr	Short	USD	302	35,253,781	June – 2026	(371,567)
						$(1,070,577)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.645% / Quarterly	CFRR / Quarterly	$142,721	$—	$142,721
11/26/30	CNY	77,500,000	centrally cleared	1.577% / Quarterly	CFRR / Quarterly	14,186	—	14,186
						$156,907	$—	$156,907
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	79,700,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(13,427)	$149	$(13,278)
Inflation Swaps
2/12/28	USD	135,540,000	centrally cleared	CPI-U / At Maturity	2.478% / At Maturity	$(166,710)	$—	$(166,710)
10/14/28	USD	79,900,000	centrally cleared	CPI-U / Annually	2.74% / Annually	(789,345)	—	(789,345)
						$(956,055)	$—	$(956,055)
						$(969,482)	$149	$(969,333)
At February 28, 2026, the fund had cash collateral of $3,079,000 and other liquid securities collateral with an aggregate value of $10,028,825 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest up to 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents more than 20% of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2026, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Supplemental Information (unaudited) – continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$34,385,102	$—	$34,385,102
Non - U.S. Sovereign Debt	—	456,449,547	—	456,449,547
Municipal Bonds	—	7,357,146	—	7,357,146
U.S. Corporate Bonds	—	231,664,101	—	231,664,101
Residential Mortgage-Backed Securities	—	86,779,176	—	86,779,176
Commercial Mortgage-Backed Securities	—	15,159,730	—	15,159,730
Asset-Backed Securities (including CDOs)	—	29,790,713	—	29,790,713
Foreign Bonds	—	171,647,472	—	171,647,472
Purchased Options	—	322,187	—	322,187
Investment Companies	14,794,642	—	—	14,794,642
Total	$14,794,642	$1,033,555,174	$—	$1,048,349,816
Other Financial Instruments
Futures Contracts – Assets	$1,224,435	$—	$—	$1,224,435
Futures Contracts – Liabilities	(1,070,577)	—	—	(1,070,577)
Forward Foreign Currency Exchange Contracts – Assets	—	2,361,898	—	2,361,898
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,491,120)	—	(8,491,120)
Swap Agreements – Assets	—	156,907	—	156,907
Swap Agreements – Liabilities	—	(969,333)	—	(969,333)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,489,323	$156,259,079	$151,950,830	$(849)	$(2,081)	$14,794,642

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$155,726	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2026, are as follows:
United States	40.8%
China	9.8%
United Kingdom	6.2%
Italy	5.7%
South Korea	4.7%
Canada	3.9%
France	3.9%
Japan	3.7%
Germany	(3.6)%
Other Countries	24.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.